9. Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details 1
Income tax benefit at statutory rate	$ (2,353,853)	$ (8,015,585)
State income tax, net of Federal benefit	(251,309)	(855,782)
Meals and entertainment	14,542	16,984
Increase in valuation allowance	2,590,620	8,854,383
Income tax benefit